INCOME TAX (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of income before income taxes

	Nine months ended September 30,
	2021	2020

Domestic	$–	$–
Foreign	539,080	1,498,071
Total	$539,080	$1,498,071

Schedule of provision benefit for income taxes

	Nine months ended September 30,
	2021	2020

Current:
Domestic	$–	$–
Foreign	103,772	178,846

Deferred:
Domestic	–	–
Foreign	–	–
Provision for income taxes	$103,772	$178,846

Reconciliation of income taxes

	Nine months ended September 30,
	2021	2020

Income before income taxes	$642,852	$2,018,417
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	106,071	333,038
Tax effect of non-deductible items	19,648	1,212
Tax effect of deductible items	(702)	(131,533)
Tax holiday	(21,245)	(23,871)
Income tax expense	$103,772	$178,846